COLONIAL EQUITY INCOME FUND

         Supplement to Prospectus dated September 30, 1996


Effective  January  24,  1997, Peter  Wiley  no  longer   co-
manages the Fund.

Michael Rega, Vice President of the Adviser, has been employed by the Adviser as an Analyst since 1993 and has co-managed the Fund and another Colonial equity fund since 1997. Prior to joining the Adviser in 1993, Mr. Rega was a Project Manager at MIT's Lincoln Laboratory.







EI-36/443D-0297                                    March 10, 1997